Schedule of detailed information about property plant and equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	$ 2,378,025
As at March 31, 2026	2,161,206	$ 2,378,025
Property,plant and equipment, carrying amount	2,161,206	2,378,025
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	17,954	22,670
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	28,572	34,151
Medical Equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	7,765	11,590
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	138,670	110,406
Renovation [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	195,472	235,131
Laboratory [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	1,255,123	1,387,443
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	2,685	2,796
Mobile device [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	328	379
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	350,965	389,256
Machinery [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	130,753	140,214
Computer and ICT [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	8,482	12,392
Signboard [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	24,437	31,597
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	4,882,975	4,497,090
Additions	56,413	83,772
Exchange difference	469,338	302,113
Reclassification
As at March 31, 2026	5,408,726	4,882,975
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	76,963	70,263
Additions		1,969
Exchange difference	7,356	4,731
Reclassification
As at March 31, 2026	84,319	76,963
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	102,866	89,925
Additions	564	6,822
Exchange difference	9,859	6,119
Reclassification
As at March 31, 2026	113,289	102,866
Gross carrying amount [member] | Medical Equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	23,694	22,208
Additions
Exchange difference	2,265	1,486
Reclassification
As at March 31, 2026	25,959	23,694
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	208,656	187,568
Additions	40,013	8,413
Exchange difference	21,770	12,675
Reclassification
As at March 31, 2026	270,439	208,656
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	653,039	612,090
Additions	2,712
Exchange difference	62,548	40,949
Reclassification
As at March 31, 2026	718,299	653,039
Gross carrying amount [member] | Laboratory [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	2,290,580	2,146,949
Additions
Exchange difference	218,957	143,631
Reclassification	(34,959)
As at March 31, 2026	2,474,578	2,290,580
Gross carrying amount [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	3,779	1,121
Additions		2,545
Exchange difference	362	113
Reclassification
As at March 31, 2026	4,141	3,779
Gross carrying amount [member] | Mobile device [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	1,207	1,132
Additions
Exchange difference	116	75
Reclassification
As at March 31, 2026	1,323	1,207
Gross carrying amount [member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	854,569	767,253
Additions	1,925	35,455
Exchange difference	85,034	51,861
Reclassification	34,959
As at March 31, 2026	976,487	854,569
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	335,399	289,977
Additions	11,199	25,639
Exchange difference	32,572	19,783
Reclassification
As at March 31, 2026	379,170	335,399
Gross carrying amount [member] | Computer and ICT [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	16,771	12,932
Additions		2,929
Exchange difference	(1,654)	910
Reclassification
As at March 31, 2026	15,117	16,771
Gross carrying amount [member] | Signboard [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	46,860	43,922
Additions
Exchange difference	4,478	2,938
Reclassification
As at March 31, 2026	51,338	46,860
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	268,592	251,750
Additions
Exchange difference	25,675	16,842
Reclassification
As at March 31, 2026	294,267	268,592
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	2,405,950	1,905,229
Exchange difference	261,397	134,434
As at March 31, 2026	3,247,520	2,405,950
Charge for the financial year	481,173	465,287
Accumulated Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	54,293	43,952
Exchange difference	5,489	3,051
As at March 31, 2026	66,365	54,293
Charge for the financial year	6,583	7,290
Accumulated Depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	68,715	56,547
Exchange difference	6,979	3,907
As at March 31, 2026	84,717	68,715
Charge for the financial year	9,023	8,261
Accumulated Depreciation [Member] | Medical Equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	12,104	6,904
Exchange difference	1,374	531
As at March 31, 2026	18,194	12,104
Charge for the financial year	4,716	4,669
Accumulated Depreciation [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	98,250	73,143
Exchange difference	10,215	5,191
As at March 31, 2026	131,769	98,250
Charge for the financial year	23,304	19,916
Accumulated Depreciation [Member] | Renovation [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	417,908	335,735
Exchange difference	42,782	23,342
As at March 31, 2026	522,827	417,908
Charge for the financial year	62,137	58,831
Accumulated Depreciation [Member] | Laboratory [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	903,137	631,811
Exchange difference	96,364	45,650
As at March 31, 2026	1,219,455	903,137
Charge for the financial year	219,954	225,676
Accumulated Depreciation [Member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	983	648
Exchange difference	109	49
As at March 31, 2026	1,456	983
Charge for the financial year	364	286
Accumulated Depreciation [Member] | Mobile device [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	828	699
Exchange difference	82	49
As at March 31, 2026	995	828
Charge for the financial year	85	80
Accumulated Depreciation [Member] | Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	465,313	343,502
Exchange difference	49,757	24,441
As at March 31, 2026	625,522	465,313
Charge for the financial year	110,452	97,370
Accumulated Depreciation [Member] | Machinery [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	195,185	152,292
Exchange difference	20,167	10,670
As at March 31, 2026	248,417	195,185
Charge for the financial year	33,065	32,223
Accumulated Depreciation [Member] | Computer and ICT [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	4,379	2,645
Exchange difference	499	200
As at March 31, 2026	6,635	4,379
Charge for the financial year	1,757	1,534
Accumulated Depreciation [Member] | Signboard [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	15,263	5,601
Exchange difference	1,905	511
As at March 31, 2026	26,901	15,263
Charge for the financial year	9,733	9,151
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As at March 31, 2025/April 1, 2025	268,592	251,750
Exchange difference	25,675	16,842
As at March 31, 2026	294,267	268,592
Charge for the financial year